Employee Compensation (Details) - Knilo HoldCo AB (Successor Parent) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses by nature
Salaries and wages	$ 47,478	$ 32,307	$ 15,269
Share-based payments	8,047	2,524
Social security costs	11,337	6,148	2,935
Pension costs - defined contribution plans	4,390	2,685	1,588
Total employee benefits cost	$ 71,252	$ 43,664	$ 19,792